5. AGREEMENTS ASSIGNED TO ALMONT ENERGY INC (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Agreements Assigned To Almont Energy Inc Details Narrative
Non Refundable Research And Development Fees	$ 150,000
Remaining balance of the Release Payment		$ 5,847,000